Material accounting policy information	6 Months Ended
Jun. 30, 2024
Material accounting policy information
Material accounting policy information

3. Material accounting policy information

There were no significant changes in the material accounting policies, critical accounting judgements and key sources of estimation uncertainty applied by us in these unaudited condensed consolidated interim financial statements compared to those used in the annual consolidated financial statements as of December 31, 2023.